13. Income Taxes: Schedule of Unrecognized Deferred Tax Assets (Tables)	12 Months Ended
Jun. 30, 2020
Tables/Schedules
Schedule of Unrecognized Deferred Tax Assets

	30 June 2020	30 June 2019
	$	$
Non-capital losses	2,244,000	2,197,767
Capital losses	370,000	384,802
Resource properties	384,000	399,721
Capital assets	147,000	143,204
Share issue costs and other	-	10,212
Total unrecognized deferred tax assets	3,145,000	3,135,706